CDC IXIS MODERATE DIVERSIFIED PORTFOLIO
              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                              CDC NVEST STAR FUNDS
                                 CDC NVEST FUNDS
                                  (THE "FUNDS")

Supplement dated September 30, 2004 to CDC Nvest Income Funds Classes A, B, C and Y prospectuses, CDC Nvest Funds Classes A, B, C and Y prospectuses, and CDC Nvest Tax Free Income Funds Classes A and B prospectus, each dated February 1, 2004, CDC Nvest Star Funds Classes A, B and C prospectus, CDC Nvest Equity Funds Classes A, B and C prospectus, and CDC Nvest Equity Funds and CDC Nvest Star Funds Class Y prospectus, each dated May 1, 2004, CDC IXIS Moderate Diversified Portfolio Classes A and C prospectus dated July 14, 2004, and CDC Nvest Cash Management Trust - Money Market Series prospectus dated September 1, 2004, each as may be supplemented from time to time.

Effective November 1, 2004, the name of the Distributor for the Funds will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

Also   effective   November  1,  2004  the  name  of  the  Adviser  or  Advisory
Administrator will change from CDC IXIS Asset Management Advisers, L.P. to IXIS ASSET MANAGEMENT ADVISORS, L.P for the following funds:


                       CDC IXIS International Equity Fund
                     CDC IXIS Moderate Diversified Portfolio
              CDC Nvest Cash Management Trust - Money Market Series
                          CDC Nvest Star Advisers Fund
                           CDC Nvest Star Growth Fund
                            CDC Nvest Star Value Fund
                          Hansberger International Fund
                     Harris Associates Large Cap Value Fund
                      Harris Associates Focused Value Fund
                        Loomis Sayles Core Plus Bond Fund
                    Loomis Sayles Government Securities Fund
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Vaughan Nelson Small Cap Value Fund
                          Westpeak Capital Growth Fund





                                                                     SP242-0904

                        LOOMIS SAYLES CORE PLUS BOND FUND


Supplement dated September 30, 2004 to the CDC Nvest Income Funds Classes A, B, C and Y Prospectuses, each dated February 1, 2004, each as may be supplemented from time to time

On August 20, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I approved a change in the investment strategy of the Loomis Sayles Core Plus Bond Fund (the "Fund").

PROSPECTUS CHANGES

EFFECTIVE DECEMBER 1, 2004, WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" THE FOLLOWING TEXT REPLACES THE FIRST PARAGRAPH WITH RESPECT TO LOOMIS SAYLES CORE PLUS BOND FUND.

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund will normally invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities and will generally maintain an average effective maturity of ten years or less. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds (rated below BBB by S&P and below Baa by Moody's, also known as "junk bonds"), or, if unrated, of comparable quality as determined by Loomis Sayles.


                                                                      SP239-0904

                             CDC NVEST FUNDS TRUST I
                            CDC NVEST FUNDS TRUST II
                                 (THE "TRUSTS")

Supplement dated September 30, 2004 to the CDC Nvest Income Funds Classes A, B, C and Y Prospectuses, each dated February 1, 2004, each as may be supplemented from time to time

ALL FUNDS
Effective November 1, 2004, the name of the Distributor for the Trusts will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

Also   effective   November  1,  2004  the  name  of  the  Adviser  or  Advisory
Administrator will change from CDC IXIS Asset Management Advisers, L.P. to IXIS ASSET MANAGEMENT ADVISORS, L.P for the following funds:

                        Loomis Sayles Core Plus Bond Fund
                    Loomis Sayles Government Securities Fund

                                       ***

LOOMIS SAYLES CORE PLUS BOND FUND ONLY
In addition to the above change, on August 20, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I approved a change in the investment strategy of the Loomis Sayles Core Plus Bond Fund (the "Fund").

PROSPECTUS CHANGES

EFFECTIVE DECEMBER 1, 2004, WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" THE FOLLOWING TEXT REPLACES THE FIRST PARAGRAPH WITH RESPECT TO LOOMIS SAYLES CORE PLUS BOND FUND.

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets in bond investments. The term "bond investments" includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund will normally invest at least 80% of its assets in investment-grade securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles), including cash and cash equivalent securities and will generally maintain an average effective maturity of ten years or less. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds (rated below BBB by S&P and below Baa by Moody's, also known as "junk bonds"), or, if unrated, of comparable quality as determined by Loomis Sayles.


                                                                      SP243-0904